UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     New York, NY     February 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $148,011 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111     8198   250000 SH       SOLE                   250000        0        0
AFLAC INC                      COM              001055102     3438    75000 SH       SOLE                    75000        0        0
ALCOA INC                      COM              013817101     2815   250000 SH       SOLE                   250000        0        0
AMAZON COM INC                 COM              023135106     1282    25000 SH       SOLE                    25000        0        0
AMERICAN EXPRESS CO            COM              025816109     4174   225000 SH       SOLE                   225000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     9660      100 SH       SOLE                      100        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104      611    40000 SH       SOLE                    40000        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1893    25000 SH       SOLE                    25000        0        0
CHUBB CORP                     COM              171232101     5738   112500 SH       SOLE                   112500        0        0
COSAN LTD                      SHS A            G25343107      865   250000 SH       SOLE                   250000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     2625    50000 SH       SOLE                    50000        0        0
CUMMINS INC                    COM              231021106     2673   100000 SH       SOLE                   100000        0        0
DEERE & CO                     COM              244199105     4790   125000 SH       SOLE                   125000        0        0
DELL INC                       COM              24702R101     1536   150000 SH       SOLE                   150000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1643    25000 SH       SOLE                    25000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2269   100000 SH       SOLE                   100000        0        0
DOW CHEM CO                    COM              260543103     2716   180000 SH       SOLE                   180000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     2783   110000 SH       SOLE                   110000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1688    20000 SH       SOLE                    20000        0        0
HOME DEPOT INC                 COM              437076102     5180   225000 SH       SOLE                   225000        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     3164    65000 SH       SOLE                    65000        0        0
ISHARES INC                    MSCI BRAZIL      464286400     4199   120000 SH       SOLE                   120000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     5818   200000 SH       SOLE                   200000        0        0
JOHNSON & JOHNSON              COM              478160104     4487    75000 SH       SOLE                    75000        0        0
KRAFT FOODS INC                CL A             50075N104     2685   100000 SH       SOLE                   100000        0        0
LEUCADIA NATL CORP             COM              527288104     1980   100000 SH       SOLE                   100000        0        0
LOWES COS INC                  COM              548661107     4842   225000 SH       SOLE                   225000        0        0
MANITOWOC INC                  COM              563571108      866   100000 SH       SOLE                   100000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     4191   100000 SH       SOLE                   100000        0        0
MEDTRONIC INC                  COM              585055106     3142   100000 SH       SOLE                   100000        0        0
MERCK & CO INC                 COM              589331107     3040   100000 SH       SOLE                   100000        0        0
MONSTER WORLDWIDE INC          COM              611742107     3023   250000 SH       SOLE                   250000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     4888   200000 SH       SOLE                   200000        0        0
NOKIA CORP                     SPONSORED ADR    654902204     4680   300000 SH       SOLE                   300000        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101     2041   100000 SH       SOLE                   100000        0        0
PFIZER INC                     COM              717081103     1992   112500 SH       SOLE                   112500        0        0
POTASH CORP SASK INC           COM              73755L107     6224    85000 SH       SOLE                    85000        0        0
PROSHARES TR                   PSHS ULTRA FINL  74347R743     2111   350000 SH       SOLE                   350000        0        0
PROSHARES TR                   PSHS ULTRA QQQ   74347R206     6723   250000 SH       SOLE                   250000        0        0
SCHLUMBERGER LTD               COM              806857108     3175    75000 SH       SOLE                    75000        0        0
WALGREEN CO                    COM              931422109     2467   100000 SH       SOLE                   100000        0        0
WELLS FARGO & CO NEW           COM              949746101     2948   100000 SH       SOLE                   100000        0        0
WYNN RESORTS LTD               COM              983134107     1690    40000 SH       SOLE                    40000        0        0
XTO ENERGY INC                 COM              98385X106     1058    30000 SH       SOLE                    30000        0        0